UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    Form N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act File Number: 811-3231

                             SEI Liquid Asset Trust




                                   Registrant
                             SEI Liquid Asset Trust
                              CT Corporation System
                               101 Federal Street
                                Boston, MA 02110
                                 (800) 342-5734





                                Agent for Service
                              CT Corporation System
                               101 Federal Street
                                Boston, MA 02110








                          Date of Fiscal Year End: 6/30




             Date of Reporting Period: July 1, 2004 to June 30, 2005




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                              Prime Obligation Fund

The Prime Obligation Fund invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.

                            Treasury Securities Fund

The Treasury Securities Fund invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.


                                   Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  Name of Registrant: SEI Liquid Asset Trust
                  By: /s/ Edward D. Loughlin
                  President
                  Date: August 31, 2005